Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31, 2024	June 30, 2024
	US$	US$
Payroll payables	223,811	269,359
Accrued professional fees	14,035	26,145
Accrued expenses and other liabilities	237,846	295,504